Offerings - Offering: 1	Oct. 28, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 374,440,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 57,326.76
Offering Note	(1) The filing fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3ASR (Registration No. 333-271668). in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. (2) Includes 660,000 shares of common stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares.